[THE PERKINS DISCOVERY FUND AND THE PERKINS OPPORTUNITY FUND LOGO]

                               THE PERKINS FUNDS

                                 ANNUAL REPORT

                                   Year Ended
                                 March 31, 2002

       [THE PERKINS DISCOVERY FUND AND THE PERKINS OPPORTUNITY FUND LOGO]

April 30, 2002

Dear Shareholders:

In our last two shareholder letters, we presented our reasons for believing that the stock market was at or near a bottom and why small-cap stocks should lead the next advance. This was based partly on the fact that since 1932 the average recession in the US has lasted about one year and the market typically bottoms three to six months before the end of a recession. We assumed that the current recession started in the fourth quarter of 2000, but could well turn out to be longer than average following the terrorist attacks of September 11 and the impact they had on our economy. We pointed out that the typical pattern after crisis events, such as the Iraqi invasion of Kuwait in 1990, is for the market to sell off sharply and then rally. Then after the initial decline and rally, the market typically tests the old low, sometimes stopping near or at it, but sometimes going to a new low and a final washout. This is part of the base-building process which the market must go through. In the case of September 11, the market's initial decline ended on September 21 and was followed by a rally into January and a testing process since then. This recent decline has been deeper in the NASDAQ and the S&P 500 than in the Russell 2000, which we believe is consistent with the typical pattern in which small-cap stocks often outperform large-cap stocks coming out of a recession. The strong performance of both funds during the fourth quarter of 2001 (and subsequently the year) is also consistent with this pattern.

In several past letters, we have included a graph of the relative strength line between the Russell 2000 and S&P 500 Indexes. This graph illustrates that pattern in which small-cap stocks often outperform large-caps coming out of a recession. The following table, prepared by the Leuthold Group, also illustrates that pattern.

        LARGE CAP AND SMALL CAP STOCK PERFORMANCE FROM END OF RECESSIONS

              Stock Performance    Stock Performance      Stock Performance
               3 Months Later       6 Months Later         12 Months Later
Recession      --------------       --------------         ---------------
Ends          Large     Small       Large    Small         Large     Small
----          -----     -----       -----    -----         -----     -----
05-54            3%       9%          18%      24%           34%       51%
04-58           10%       12%         19%      29%           34%       53%
02-61            6%       12%          9%       8%           14%       18%
11-70           12%       28%         16%      30%           11%       12%
03-75           15%       21%          3%       9%           28%       58%
07-80            6%       14%          9%      21%           13%       45%
11-82            8%       15%         20%      42%           25%       44%
03-91            0%       -1%          5%       6%           11%       27%
11-01           -3%       2%           --       --           --        --

Average         +6%      +13%         +12%     +21%         +21%      +39%

As we mentioned in our last letter, The Perkins Opportunity Fund has a significant tax loss carry-forward. Part of that carryforward was used up last year; however, as of March 31, 2002, approximately $2.7 million remains. This means that the Fund may be able to take up to $1.72 per share of capital gains in the future without having to make a taxable distribution. The carryforward resulted largely from the sale of Fund holdings at a loss to cover redemptions in 1997 and 1998 when small company stocks were performing badly and other sales since then. This represents a significant shelter for taxable accounts and can work to the advantage of new investors and long-term shareholders when the Fund is performing well. The Fund has many good holdings that have the potential for capital appreciation and will not have to distribute any tax liability until its carryforward is used up. We are pleased that you as a shareholder have elected to retain your shares. You may want to consider whether this would be a good time to add to your holdings to take advantage of this tax benefit when the next upswing in the Fund's portfolio takes place.

The Discovery Fund, which is just four years old, is well-positioned in micro-cap growth stocks, i.e., those with less than a $100 million market capitalization. There are plenty to choose from, as the price decline in small-cap stocks moved many into the micro-cap category. The Fund is still small, with just $6.9 million in net assets as of March 31, but has begun to see significant inflows during the first quarter of 2002.

The following table shows the Funds' returns by year and since inception, compared to several popular indices.

                          PERKINS      PERKINS
                         DISCOVERY   OPPORTUNITY  RUSSELL   NASDAQ      S&P
                            FUND        FUND       2000    COMPOSITE    500
CALENDAR PERIOD           (PDFDX)      (POFDX)     INDEX     INDEX     INDEX
---------------           -------      ------     ------     -----     -----
 1993 (Partial Year)           --      39.52%      17.62%    17.26%    10.67%
 1994                          --      14.85%      (3.18)%   (3.20)%    1.27%
 1995                          --      70.35%      26.21%    39.92%    37.53%
 1996                          --      (7.33)%     14.76%    22.71%    22.99%
 1997                          --     (17.08)%     20.52%    21.64%    33.34%
 1998
    - Discovery (Part Yr)    9.67%        --      (11.23)%   21.34%    12.84%
    - Opportunity              --     (16.01)%     (3.45)%   39.63%    28.57%
 1999                       67.54%     98.58%      19.62%    85.58%    21.03%
 2000                        7.61%    (29.26)%     (4.20)%  (39.29)%   (9.15)%
 2001                       17.76%     17.66%       1.03%   (21.05)%  (11.91)%
 2002 (YTD to 03/31/02)     (2.46)%    (3.65)%      3.68%    (5.39)%    0.26%
 Annualized - Discovery     22.90%        --        1.36%     0.34%     2.11%
 (Inception to 03/31/02)
 Annualized - Opportunity      --       11.97%      9.58%    11.89%    13.43%
 (Inception to 03/31/02)

Thank you for your continued support.

Sincerely,

/s/ Richard W. Perkins             /s/ Daniel S. Perkins

Richard W. Perkins, C.F.A.         Daniel S. Perkins, C.F.A.
President                          Vice President

Past performance is no guarantee of future results. The value of fund shares and their return will fluctuate and investors may have a gain or loss when they redeem shares. The Discovery Fund's one-year and average annual total return since inception (April 9, 1998) through March 31, 2002 were 28.44% and 22.90%, respectively. The Opportunity Fund's one-year, five-year and average annual total return since inception (February 18, 1993) through March 31, 2002 were -2.60%, 6.05% and 11.97%, respectively. Small company investing involves greater risks and volatility. This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by Quasar Distributors, LLC. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions. (05/02)


The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

                             PERKINS DISCOVERY FUND
              Value of $10,000 vs S&P 500 and Russell 2000 Indexes

Date          Perkins Discovery Fund   S&P 500 Index    Russell 2000 Index
4/9/98                 $10,000           $10,000             $10,000
6/30/98                $10,860           $10,326              $9,638
9/30/98                 $8,800            $9,299              $7,696
12/31/98               $10,967           $11,279              $8,951
3/31/99                $11,567           $11,839              $8,466
6/30/99                $12,673           $12,672              $9,782
9/30/99                $13,693           $11,883              $9,164
12/31/99               $18,374           $13,653             $10,854
3/31/2000              $30,176           $13,964             $11,623
6/30/2000              $21,795           $13,593             $11,183
9/30/2000              $22,951           $13,461             $11,307
12/31/2000             $18,831           $12,410             $10,526
3/31/2001              $16,841           $10,937              $9,841
6/30/2001              $20,468           $11,578             $11,247
9/30/2001              $18,772            $9,878              $8,909
12/31/2001             $22,176           $10,934             $10,788
3/31/2002              $21,630           $10,963             $11,217

                          Average Annual Total Return
                          Period Ended March 31, 2002
                     1 Year                          28.44%
                     Since Inception (4/9/98)        22.90%


                            PERKINS OPPORTUNITY FUND
              Value of $10,000 vs S&P 500 and Russell 2000 Indexes

Date         Perkins Opportunity Fund  S&P 500 Index    Russell 2000 Index
2/18/93                $10,000           $10,000             $10,000
3/31/93                $10,108           $10,442             $10,324
3/31/94                $13,365           $10,595             $11,457
3/31/95                $18,540           $12,247             $12,091
3/31/96                $28,020           $16,176             $15,604
3/31/97                $19,911           $19,384             $16,400
3/31/98                $22,539           $28,694             $23,290
3/31/99                $18,756           $33,986             $19,505
3/31/2000              $39,332           $40,089             $26,777
3/31/2001              $27,430           $31,397             $22,672
3/31/2002              $26,717           $31,474             $25,843

                          Average Annual Total Return
                          Period Ended March 31, 2002

                      1 Year                          (2.60)%
                      5 Year                           6.05%
                      Since Inception (2/18/93)       11.97%

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company Index. The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The indices are unmanaged and returns include reinvested dividends.


                             PERKINS DISCOVERY FUND

SCHEDULE OF INVESTMENTS at March 31, 2002

SHARES                                                                  VALUE
------                                                                  -----

COMMON STOCKS: 81.4%

ADVERTISING: 0.5%
     65,000  Provell, Inc.* <F1>                                  $     35,750
                                                                  ------------
BANKS: 2.1%
     13,500  First Mariner
               Bancorp, Inc.* <F1>                                     144,450
                                                                  ------------
COMMERCIAL SERVICES: 0.9%
      7,500  Factual Data Corp.* <F1>                                   60,000
                                                                  ------------
COMPUTERS: 9.7%
     25,000  Check Technology Corp.* <F1>                              175,750
     25,000  Datakey, Inc.* <F1>                                       112,250
      9,000  Intelli-Check, Inc.* <F1>                                 139,860
     10,000  Rimage Corp.* <F1>                                         83,987
     17,500  Stratasys, Inc.* <F1>                                     158,375
      4,000  Tidel Technologies, Inc.* <F1>                              2,400
                                                                  ------------
                                                                       672,622
                                                                  ------------
COSMETICS/PERSONAL CARE: 2.1%
      7,500  DEL Laboratories, Inc.* <F1>                              143,400
                                                                  ------------
DIVERSIFIED MANUFACTURING: 2.5%
      7,500  Raven Industries, Inc.                                    176,925
                                                                  ------------
ELECTRONICS: 3.8%
     30,000  Innovex, Inc.* <F1>                                       128,400
     35,000  RF Monolithics, Inc.* <F1>                                140,000
                                                                  ------------
                                                                       268,400
                                                                  ------------
ENTERTAINMENT: 1.8%
     25,000  Innovative Gaming
               Corp. of America* <F1>                                    8,750
     30,000  PDS Gaming Corp.* <F1>                                    116,970
                                                                  ------------
                                                                       125,720
                                                                  ------------
ENVIRONMENTAL SERVICES: 1.9%
     50,000  Stake Technology Ltd.* <F1>                               134,000
                                                                  ------------
HEALTHCARE - PRODUCTS: 14.9%
    100,000  CardioGenesis Corp.* <F1>                                 123,000
     17,500  Cohesion
               Technologies, Inc.* <F1>                                 52,675
     20,000  Diametrics Medical, Inc.* <F1>                             83,800
     30,000  Hypertension
               Diagnostics, Inc.* <F1>                                  89,100
      7,500  Implant Sciences Corp.* <F1>                               83,175
     12,500  MEDTOX Scientific, Inc* <F1>                              130,000
     15,000  Novametrix
               Medical Systems* <F1>                                   123,450
     30,000  Rehabilicare, Inc.* <F1>                                  157,500
     20,000  Spectranetics Corp.* <F1>                                  76,000
     15,000  Sterion, Inc.* <F1>                                       119,250
                                                                  ------------
                                                                     1,037,950
                                                                  ------------
HEALTHCARE - SERVICES: 9.4%
     21,000  Air Methods Corp.* <F1>                                   151,200
     15,000  American Dental
               Partners, Inc.* <F1>                                    143,250
     12,500  Chronimed, Inc.* <F1>                                      86,625
     10,000  National Home
               Health Care Corp.* <F1>                                 120,700
     20,000  Prime Medical Services* <F1>                              151,600
                                                                  ------------
                                                                       653,375
                                                                  ------------
IDENTIFICATION SYSTEMS/DEVICES: 1.7%
     10,000  Visionics Corp.* <F1>                                     117,300
                                                                  ------------
INTERNET: 3.2%
     22,500  A.D.A.M., Inc.* <F1>                                       81,878
     17,500  eBenX, Inc.* <F1>                                          56,350
     25,000  EDGAR Online, Inc.* <F1>                                   80,750
                                                                  ------------
                                                                       218,978
                                                                  ------------
MEDICAL PRODUCTS: 1.0%
     10,000  Cellegy
               Pharmaceuticals, Inc.* <F1>                              69,100
                                                                  ------------
PHARMACEUTICALS: 3.3%
     40,000  Cortex
               Pharmaceuticals, Inc.* <F1>                             102,400
     65,000  Questcor
               Pharmaceuticals, Inc.* <F1>                             130,000

                                                                  ------------
                                                                       232,400
                                                                  ------------
REITS: 0.9%
     10,000  AmeriVest
               Properties Inc.                                          60,000
                                                                  ------------
RETAIL: 6.9%
      5,000  Collegiate Pacific, Inc.* <F1>                             35,250
     35,000  Cost-U-Less, Inc.* <F1>                                    61,250
     12,500  Famous Dave's of
               America, Inc.* <F1>                                     100,875
     16,000  First Cash Financial
               Services, Inc.* <F1>                                    131,200
      5,000  Gart Sports Co.* <F1>                                     151,000
                                                                  ------------
                                                                       479,575
                                                                  ------------
SEMICONDUCTORS: 3.5%
     45,000  Micro Component
               Technology, Inc.* <F1>                                  166,500
     20,000  Nova Measuring
               Instruments Ltd.* <F1>                                   75,000
                                                                  ------------
                                                                       241,500
                                                                  ------------
TELECOMMUNICATIONS: 9.6%
     30,000  Active IQ
               Technologies, Inc.* <F1>                                 63,000
     90,000  Com21, Inc.* <F1>                                         117,900
     50,000  Forgent Networks, Inc.* <F1>                              145,000
      2,500  Hector
               Communications Corp.* <F1>                               36,249
     25,000  Norstan, Inc.* <F1>                                       140,000
     10,000  OneLink
               Communications, Inc.* <F1>                                  300
     15,000  WorldQuest
               Networks, Inc.* <F1>                                     33,750
     65,000  Z- Tel Technologies, Inc.* <F1>                           132,600
                                                                  ------------
                                                                       668,799
                                                                  ------------
TRANSPORTATION: 1.7%
     60,000  Velocity Express Corp.* <F1>                              117,000
                                                                  ------------
TOTAL COMMON STOCKS
  (cost $5,381,682)                                                  5,657,244
                                                                  ------------
RIGHTS: 0.0%
COMPUTERS: 0.0%
        250  Intelli-Check, Inc.
               Rts, Exp. 10/4/02* <F1>                                     175
                                                                  ------------
TOTAL RIGHTS:
  (cost $0)  175
                                                                  ------------
WARRANTS: 0.1%
HEALTHCARE PRODUCTS: 0.0%
      4,500  Hypertension Diagnostics,
               Inc. Wts., Exp. 1/23/06* <F1>                             2,970
                                                                  ------------
TELECOMMUNICATIONS: 0.1%
      4,000  Radyne ComStream, Inc.
               Wts., Exp. 2/8/05* <F1>                                   4,840

                                                                  ------------
TOTAL WARRANTS:
  (cost $0)                                                              7,810
                                                                  ------------

PRINCIPAL
AMOUNT

REPURCHASE AGREEMENT:  23.1%
 $1,607,000  Firstar Repurchase
               Agreement, 1.35%,
               dated 3/28/02, due
               4/1/02, [collateralized
               by $1,639,273 Federal
               Home Loan Mortgage
               Corp. 2412 FN,
               3.42%, due 03/15/32
               (proceeds $1,607,060)]
               (cost $1,607,000)                                    1,607,000
                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
  (cost $6,988,682): 104.6%                                          7,272,229

Liabilities in excess of
  Other Assets:  (4.6)%                                               (323,353)
                                                                  ------------

NET ASSETS: 100.0%                                                $  6,948,876
                                                                  ------------
                                                                  ------------

<F1>*     Non-income producing security.

<F2>+     At March 31, 2002, the basis of investments for federal income tax purposes was $6,988,907. Unrealized appreciation and depreciation were as follows:
          Gross unrealized appreciation  $ 618,043
          Gross unrealized depreciation   (334,721)
                                         ---------
          Net unrealized appreciation    $ 283,322
                                         ---------
                                         ---------

See accompanying Notes to Financial Statements.

PERKINS DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2002

ASSETS
   Investments in securities,
     at value (cost $5,381,682)                                     $5,665,229
   Repurchase agreement, at value (cost $1,607,000)                  1,607,000
   Cash                                                                    104
   Receivables:
       Securities sold                                                  35,000
       Fund shares sold                                                 17,905
       Due from advisor                                                  4,700
       Dividends and interest                                            2,541
   Prepaid expenses                                                     10,407
   Deferred organization costs                                           3,058
                                                                    ----------
           Total assets                                              7,345,944
                                                                    ----------

LIABILITIES
   Payables:
       Securities purchased                                            335,100
       Fund shares redeemed                                             32,766
       Administration fees                                               2,714
       Distribution fees                                                 2,114
Accrued expenses                                                        24,374
                                                                    ----------
           Total liabilities                                           397,068
                                                                    ----------

NET ASSETS                                                          $6,948,876
                                                                    ----------
                                                                    ----------

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($6,948,876/373,423 of shares authorized
     without par value)                                                 $18.61
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                  $6,728,682
   Accumulated net realized loss on investments                        (63,353)
   Net unrealized appreciation on investments                          283,547
                                                                    ----------
           Net assets                                               $6,948,876
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

PERKINS DISCOVERY FUND

STATEMENT OF OPERATIONS For the Year Ended March 31, 2002

INVESTMENT INCOME
   Income
      Interest                                                      $    8,552
      Dividends                                                          5,585
                                                                    ----------
        Total income                                                    14,137
                                                                    ----------
   Expenses
      Transfer agent fees                                               38,739
      Administration fees                                               30,000
      Advisory fees                                                     22,454
      Fund accounting fees                                              16,889
      Audit fees                                                        16,490
      Registration fees                                                 10,338
      Custody fees                                                       7,756
      Legal fees                                                         5,698
      Distribution fees                                                  5,614
      Reports to shareholders                                            5,438
      Trustee fees                                                       4,521
      Amortization of deferred organization costs                        3,000
      Shareholder service fees                                             839
      Insurance expense                                                     68
      Miscellaneous                                                      2,125
                                                                    ----------
        Total expenses                                                 169,969
        Less: fees waived and expenses absorbed                       (113,225)
                                                                    ----------
        Net expenses                                                    56,744
                                                                    ----------
          NET INVESTMENT LOSS                                          (42,607)
                                                                    ----------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                    (62,797)

   Change in net unrealized
     appreciation/depreciation on investments                          407,968
                                                                    ----------
      Net realized and unrealized gain on investments                  345,171
                                                                    ----------
        NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                                 $  302,564
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

PERKINS DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                  YEAR ENDED       YEAR ENDED
                                                MARCH 31, 2002   MARCH 31, 2001
                                                --------------   --------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss                             $  (42,607)       $  (22,313)
  Net realized gain (loss) on investments            (62,797)          148,791
  Change in net unrealized
    appreciation/depreciation
    on investments                                   407,968          (927,122)
                                                  ----------        ----------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                     302,564          (800,644)
                                                  ----------        ----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain                            (149,265)         (383,387)

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)<F3>       5,690,397           326,808
                                                  ----------        ----------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS                             5,843,696          (857,223)

NET ASSETS
  Beginning of year                                1,105,180         1,962,403
                                                  ----------        ----------
  END OF YEAR                                     $6,948,876        $1,105,180
                                                  ----------        ----------
                                                  ----------        ----------

<F3>(a) A summary of capital share transactions is as follows:

                                   YEAR ENDED                 YEAR ENDED
                                 MARCH 31, 2002             MARCH 31, 2001
                              --------------------       --------------------
                              Shares         Value       Shares         Value
                              ------         -----       ------         -----
Shares sold                  349,491    $6,488,263       12,081    $  251,585
Shares issued in
  reinvestment of
  distributions                7,555       133,117       16,999       310,079
Shares redeemed              (51,649)     (930,983)      (9,846)     (234,856)
                             -------    ----------      -------    ----------
  Net increase               305,397    $5,690,397       19,234    $  326,808
                             -------    ----------      -------    ----------
                             -------    ----------      -------    ----------


See accompanying Notes to Financial Statements.

PERKINS DISCOVERY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period


                                                                     APRIL 9,
                                   YEAR ENDED MARCH 31,              1998*<F4>
                                 ------------------------           THROUGH
                                  2002      2001      2000       MARCH 31, 1999
                                  ----      ----      ----       --------------
 Net asset value,
   beginning of period           $16.25    $40.22    $17.35          $15.00
                                 ------    ------    ------          ------

 INCOME FROM INVESTMENT
  OPERATIONS:
   Net investment loss            (0.11)    (0.33)    (0.51)          (0.15)
   Net realized and
     unrealized gain (loss)
     on investments                4.60    (15.45)    26.07            2.50
                                 ------    ------    ------          ------
      Total from investment
        operations                 4.49    (15.78)    25.56            2.35
                                 ------    ------    ------          ------

 LESS DISTRIBUTIONS:
   From net realized gain         (2.13)    (8.19)    (2.69)             --
                                 ------    ------    ------          ------
 Net asset value,
   end of period                 $18.61    $16.25    $40.22          $17.35
                                 ------    ------    ------          ------
                                 ------    ------    ------          ------
 Total return                     28.44%   (41.40)%  160.88%          15.67%^
                                                                          <F6>
 RATIOS/SUPPLEMENTAL DATA:
   Net assets,
     end of period
     (millions)                   $ 6.9     $ 1.1     $ 2.0           $ 0.8

 RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed             7.49%    10.86%    12.27%          24.67%+
                                                                          <F5>
   After fees waived and
     expenses absorbed             2.50%     2.50%     2.50%           2.50%+
                                                                          <F5>
 RATIO OF NET INVESTMENT LOSS
   TO AVERAGE NET ASSETS:

   Before fees waived and
     expenses absorbed            (6.87)%  (10.03)%  (11.97)%        (23.41)%+
                                                                           <F5>
   After fees waived and
     expenses absorbed            (1.88)%   (1.67)%   (2.20)%         (1.24)%+
                                                                           <F5>
   Portfolio turnover rate        49.92%    73.76%   144.58%         137.32%^
                                                                          <F6>

<F4>*  Commencement of operations.
<F5>+  Annualized.
<F6>^  Not Annualized.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2002

SHARES                                                                   VALUE
------                                                                   -----

COMMON STOCKS: 96.1%

AGRICULTURAL OPERATIONS: 1.6%
    15,000   Vector Group Ltd.                                    $    429,000
                                                                  ------------
BUILDING MATERIALS: 3.7%
    80,000   Apogee
               Enterprises, Inc.                                       976,000
                                                                  ------------
COMPUTERS: 4.0%
   100,000   Ciprico, Inc.* <F7>                                       575,000
    50,000   M-Systems Flash Disk
               Pioneers, Ltd.* <F7>                                    466,000
                                                                  ------------
                                                                     1,041,000
                                                                  ------------
COMPUTERS - SOFTWARE: 0.7%
   100,000   ebix.com, Inc.* <F7>                                       75,000
     6,666   PLATO Learning, Inc.* <F7>                                117,922
                                                                  ------------
                                                                       192,922
                                                                  ------------
DIRECT MARKETING: 2.4%
    30,000   ValueVision
               International, Inc.* <F7>                               622,500
                                                                  ------------
ELECTRONIC COMPONENTS -
  MISCELLANEOUS: 21.1%
   750,000   Insignia Systems, Inc.* <F7> ^ <F8>                     5,490,000
                                                                  ------------

ELECTRONIC SECURITY DEVICES: 0.7%
   400,000   Integrated Security
               Systems, Inc.* <F7>                                     180,000
                                                                  ------------
ENTERTAINMENT: 1.8%
   100,000   Innovative Gaming
               Corp. of America* <F7>                                   35,000
    60,000   Zomax, Inc.* <F7>                                         438,000
                                                                  ------------
                                                                       473,000
                                                                  ------------
ENVIRONMENTAL SERVICES: 1.2%
    87,500   Appliance Recycling
               Centers of
               America, Inc.* <F7>                                     323,750
                                                                  ------------
HEALTHCARE PRODUCTS: 10.2%
    50,000   ATS Medical, Inc.* <F7>                                   100,000
   130,000   Britesmile, Inc.* <F7>                                    698,100
   100,000   LecTec Corp.* <F7>                                        103,000
    57,386   Possis Medical, Inc.* <F7>                              1,130,504
   175,000   SpectraScience, Inc.* <F7>                                630,000
                                                                  ------------
                                                                     2,661,604
                                                                  ------------
HEALTHCARE - SERVICES: 4.2%
   437,500   Health Fitness Corp.* <F7>                                201,250
   100,000   US Oncology, Inc.* <F7>                                   881,000
                                                                  ------------
                                                                     1,082,250
                                                                  ------------
IDENTIFICATION SYSTEMS/DEVICES: 6.8%
   150,000   Visionics Corp.* <F7>                                   1,759,500
                                                                  ------------
INTERNET: 0.5%
   300,000   Applied Digital
               Solutions, Inc.* <F7>                                   135,000
                                                                  ------------
PHARMACEUTICALS: 1.9%
    50,000   Theragenics Corp.* <F7>                                   495,000
                                                                  ------------
RETAIL: 15.1%
   200,000   Big Buck Brewery &
               Steakhouse, Inc.* <F7>                                   30,200
    40,000   Buca, Inc.* <F7>                                          726,800
    41,500   Guitar Center, Inc.* <F7>                                 727,080
    45,000   Regis Corp.                                             1,263,600
   100,000   Wilsons The Leather
               Experts, Inc.* <F7>                                   1,196,000
                                                                  ------------
                                                                     3,943,680
                                                                  ------------
SEMICONDUCTORS: 6.0%
    50,000   Asyst Technologies, Inc.* <F7>                            910,000
   175,000   Micro Component
               Technology, Inc.* <F7>                                  647,500
                                                                  ------------
                                                                     1,557,500
                                                                  ------------
TELECOMMUNICATIONS: 10.6%
   200,000   ADC
               Telecommunications,
               Inc.* <F7>                                              814,000
   100,000   Hypercom Corp.* <F7>                                      580,000
   100,000   Norstan, Inc.* <F7>                                       560,000
   115,000   OneLink
               Communications,
               Inc.* <F7>                                                3,450
    40,000   RMH Teleservices, Inc.* <F7>                              792,000
                                                                  ------------
                                                                     2,749,450
                                                                  ------------
TEXTILES:  3.6%
    25,000   G&K Services, Inc.                                        931,500
                                                                  ------------
TOTAL COMMON STOCKS
  (cost $28,345,326)                                                25,043,656
                                                                  ------------

WARRANTS: 0.3%

HEALTHCARE PRODUCTS: 0.3%
    11,477   Possis Medical
               Inc. Wts.,
               Exp. 3/03/04* <F7>                                       80,683
                                                                  ------------
RETAIL: 0.0%
   300,000   Big Buck Brewery &
               Steakhouse, Inc.
               Wts. A, Exp. 12/13/02* <F7>                               6,300
                                                                  ------------
TELECOMMUNICATIONS: 0.0%
    85,000   ChoiceTel
               Communications, Inc.
               Wts., Exp 10/16/02* <F7>                                  4,250
                                                                  ------------
TOTAL WARRANTS

  (cost $10,800)                                                        91,233
                                                                  ------------

PRINCIPAL
AMOUNT

REPURCHASE AGREEMENT:  4.3%
$1,130,000   Firstar Repurchase
               Agreement, 1.35%,
               dated 3/28/02, due
               4/1/02, [collateralized
               by $1,152,693 Federal
               Home Loan Mortgage
               Corp., 2412 FN,
               3.42%, due 03/15/32
               (proceeds $1,130,042)]
               (cost $1,130,000)                                  $  1,130,000
                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
  (cost $29,486,126):  100.7%                                       26,264,889

Liabilities in excess of
  Other Assets:  (0.7)%                                               (196,412)
                                                                  ------------

NET ASSETS: 100.0%                                                $ 26,068,477
                                                                  ------------
                                                                  ------------

<F7>* Non-income producing security.
<F8>^ Affiliated company (see Note 8).
<F9>+ At March 31, 2002, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

      Gross unrealized appreciation       $   7,763,964
      Gross unrealized depreciation         (10,985,201)
                                          -------------
      Net unrealized appreciation         $  (3,221,237)
                                          -------------
                                          -------------

See accompanying Notes to Financial Statements.

PERKINS OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2002

ASSETS
  Investments in securities, at value
     Nonaffiliated issuers (cost $27,043,626)                      $19,644,889
     Affiliated issuers (cost $1,312,500)                            5,490,000
  Repurchase agreement, at value (cost $1,130,000)                   1,130,000
  Cash                                                                     153
  Receivables:
     Securities sold                                                    13,430
     Fund shares sold                                                    5,460
     Dividends and interest                                                608
     Prepaid expenses                                                      466
                                                                   -----------
       Total assets                                                 26,285,006
                                                                   -----------

LIABILITIES
  Payables:
     Fund shares redeemed                                              159,927
     Advisory fees                                                      22,661
     Administration fees                                                 5,875
     Distribution fees                                                  10,694
  Accrued expenses                                                      17,372
                                                                   -----------
       Total liabilities                                               216,529
                                                                   -----------

NET ASSETS                                                         $26,068,477
                                                                   -----------
                                                                   -----------

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($26,068,477/1,544,038 of shares authorized
    without par value)                                                  $16.88
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
  Paid-in capital                                                  $38,126,439
  Accumulated net realized loss on investments                      (8,836,725)
  Net unrealized depreciation on investments                        (3,221,237)
                                                                   -----------
     Net assets                                                    $26,068,477
                                                                   -----------
                                                                   -----------
See accompanying Notes to Financial Statements.

PERKINS OPPORTUNITY FUND

STATEMENT OF OPERATIONS For the Year Ended March 31, 2002

INVESTMENT INCOME

  Income
     Interest                                                      $    45,419
     Dividends                                                          38,417
                                                                   -----------
       Total income                                                     83,836
                                                                   -----------
  Expenses
     Advisory fees                                                     282,951
     Transfer agent fees                                                91,864
     Administration fees                                                70,738
     Distribution fees                                                  70,738
     Fund accounting fees                                               26,500
     Shareholder service fees                                           20,262
     Reports to shareholders                                            13,530
     Custody fees                                                       12,620
     Registration fees                                                  12,503
     Audit fees                                                         12,490
     Trustee fees                                                        7,801
     Legal fees                                                          7,750
     Insurance expense                                                     810
     Miscellaneous                                                       2,691
                                                                   -----------
       Total expenses                                                  633,248
                                                                   -----------
          NET INVESTMENT LOSS                                         (549,412)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments^<F10>                            (5,758,303)
  Change in net unrealized
    appreciation/depreciation on investments                         5,584,998
                                                                   -----------
     Net realized and unrealized loss on investments                  (173,305)
                                                                   -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                 $  (722,717)

                                                                   -----------
                                                                   -----------

<F10>^  See Note 8 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

PERKINS OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                               YEAR ENDED         YEAR ENDED
                                             MARCH 31, 2002     MARCH 31, 2001
                                             --------------     --------------
 INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss                       $    (549,412)      $    (513,759)
  Net realized gain (loss) on investments      (5,758,303)          1,817,975
  Change in net unrealized
    appreciation/depreciation
    on investments                              5,584,998         (15,537,247)
                                              -----------         -----------
     NET DECREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                 (722,717)        (14,233,031)
                                              -----------         -----------

CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived from
    net change in outstanding shares (a)<F11>  (2,329,908)         (6,851,775)
                                              -----------         -----------
     TOTAL DECREASE IN NET ASSETS              (3,052,625)        (21,084,806)

NET ASSETS
  Beginning of year                            29,121,102          50,205,908
                                              -----------         -----------

  END OF YEAR                                 $26,068,477         $29,121,102
                                              -----------         -----------
                                              -----------         -----------

<F11>(a) A summary of capital share transactions is as follows:

                                   YEAR ENDED                YEAR ENDED
                                 MARCH 31, 2002            MARCH 31, 2001
                            ------------------------  ------------------------
                             Shares       Value         Shares      Value
                           ---------- -------------   ---------- -------------
Shares sold                 1,491,054 $  25,627,901    1,948,035 $  36,241,485
Shares redeemed            (1,627,789)  (27,957,809)  (2,287,609)  (43,093,260)
                           ---------- -------------   ---------- -------------
Net decrease                 (136,735)$  (2,329,908)    (339,574)$  (6,851,775)
                           ---------- -------------   ---------- -------------
                           ---------- -------------   ---------- -------------

See accompanying Notes to Financial Statements.

PERKINS OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                             YEAR ENDED MARCH 31,
                                   ---------------------------------------
                                   2002     2001    2000     1999     1998
                                   ----     ----    ----     ----     ----
Net asset value,
  beginning of year               $17.33   $24.85   $11.85  $14.24   $12.58
                                  ------   ------   ------  ------   ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss              (0.36)   (0.31)   (0.34)  (0.24)   (0.34)
  Net realized and
    unrealized gain (loss)
    on investments                 (0.09)   (7.21)   13.34   (2.15)    2.00
                                  ------   ------   ------  ------   ------
     Total from
       investment
       operations                  (0.45)   (7.52)   13.00   (2.39)    1.66
                                  ------   ------   ------  ------   ------

Net asset value,
  end of year                     $16.88   $17.33   $24.85  $11.85   $14.24
                                  ------   ------   ------  ------   ------
                                  ------   ------   ------  ------   ------

Total return                       (2.60)% (30.26)% 109.70% (16.78)%  13.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of year (millions)          $ 26.1   $ 29.1   $ 50.2  $ 31.8   $ 56.1
Ratio of expenses to
  average net assets                2.24%    2.20%    2.18%   2.24%    2.27%
Ratio of net investment
  loss to average net assets       (1.94)%  (1.53)%  (1.90)% (1.69)%  (1.85)%

Portfolio turnover rate            23.70%   30.08%   29.64%  19.34%   53.37%

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Perkins Discovery Fund and The Perkins Opportunity Fund (the "Funds") are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Each Fund's primary investment objective is capital appreciation. The Perkins Discovery Fund and The Perkins Opportunity Fund began operations on April 9, 1998 and February 18, 1993, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.Securities Valuation. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.

B.Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

  For the Perkins Opportunity Fund, at March 31, 2002, there is a capital loss carryforward of approximately $2,662,000, of which approximately $701,000 expires March 31, 2006, and $1,961,000 which expires March 31, 2007, available to offset future gains, if any. As of March 31, 2002, there were post-October capital loss deferrals of $79,994 and $6,174,757 for the Perkins Discovery Fund and the Perkins Opportunity Fund, respectively, which will be recognized in the following year.

C.Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Those differences are primarily due to differing treatments for net operating losses.

D.Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Perkins Discovery Fund's shares will be borne by the Fund and are being amortized to expense on a straight-line basis over a period of five periods.

E.Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.Reclassification of Capital Accounts. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended March 31, 2002, The Perkins Discovery Fund decreased accumulated net realized loss on investments by $82 and paid-in capital by $42,525, due to the Fund experiencing a net investment loss during the year. For the year ended March 31, 2002, The Perkins Opportunity Fund decreased paid-in capital by $549,412 due to the Fund experiencing a net investment loss during the year. Net assets were not affected by these changes.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the year ended March 31, 2002, Perkins Capital Management, Inc. (the "advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the year ended March 31, 2002, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred $22,454 and $282,951, respectively, in advisory fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees for The Perkins Discovery Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of its average daily net assets. For the year ended March 31, 2002, the Advisor has voluntarily waived its fees of $22,454 and absorbed expenses of $90,771 for The Perkins Discovery Fund.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement and is an affiliate of US Bancorp. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $12 million       $30,000
     $12 to $50 million 0.25% of average daily net assets $50 to $100 million 0.20% of average daily net assets $100 to $200 million 0.15% of average daily net assets
     Over $200 million       0.10% of average daily net assets

For the year ended March 31, 2002, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred Administration fees of $30,000 and $70,738, respectively.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

Quasar Distributors, LLC (the "distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

Each Fund has adopted a Distribution Plan (the "plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the year ended March 31, 2002, The Perkins Discovery Fund and The Perkins Opportunity Fund paid the Distributor $5,614 and $70,738, respectively, under the Plan.

NOTE 5 - SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Service Agreement with the Advisor, under which the Funds pay servicing fees at an annual rate of up to 0.25% of each Fund's average daily net assets. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended March 31, 2002, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred $839 and $20,262, respectively, in Shareholder Servicing fees.

NOTE 6 - PURCHASES AND SALES OF SECURITIES


For the year ended March 31, 2002, the cost of purchases and the proceeds from sales of securities for The Perkins Discovery Fund, excluding short-term securities, was $5,378,337 and $953,626, respectively.

For the year ended March 31, 2002, the cost of purchases and the proceeds from sales of securities for The Perkins Opportunity Fund, excluding short-term securities, was $6,201,689 and $8,729,411, respectively.

NOTE 7 - REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the accounts of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

NOTE 8 - INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund. For the year ended March 31, 2002, The Perkins Opportunity Fund had the following transactions with affiliated companies:



                                                                                               Amount of      Amount of
                                                                                               Dividends         Loss
                                                                                              Credited to    Realized on
                                                                                                 Income     Sale of Shares
                                     Shares                                       Shares        for the        for the
                                      Held                                         Held        Year Ended     Year Ended
                                   March 31,      Purchases/       Sales/       March 31,      March 31,      March 31,
                                      2001        Additions      Reductions        2002           2002           2002
                                    --------      ----------     ----------     ---------     -----------    ------------
Insignia Systems Inc.               750,000           --               --        750,000           --                 --
MBC Holding Company*<F12>           250,000           --          250,000             --           --        $(1,265,012)
Reality Interactive Inc.*<F12>        2,500^<F13>     --            2,500             --           --         (1,417,100)
                                                                                                             ------------
Totals                                                                                                       $(2,682,112)
                                                                                                             ------------
                                                                                                             ------------


<F12>*  No longer affiliated as of March 31, 2002.
<F13>^ Adjusted for 1-for-100 split on February 8, 2002.

NOTE 9 - DISTRIBUTIONS TO SHAREHOLDERS

On June 11, 2001, a distribution of $2.13 per share was declared for the Perkins Discovery Fund. The dividend was paid on June 29, 2001, to shareholders of record on June 28, 2001. The tax character of distributions paid during the years ended March 31, 2001 and 2002 was as follows:

                                       2002           2001
                                       ----           ----

  Distributions paid from:
     Long-term capital gain          $149,265       $383,387
                                     --------       --------
                                     --------       --------
As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

PERKINS DISCOVERY FUND

  Undistributed long-term gain             $     16,860
  Unrealized appreciation                       203,334
                                           ------------
                                           $    220,194
                                           ------------
                                           ------------
PERKINS OPPORTUNITY FUND

  Undistributed long-term gain             $ (2,661,970)
  Unrealized depreciation                    (9,395,992)
                                           ------------
                                           $(12,057,962)
                                           ------------
                                           ------------

The difference between the book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses incurred after October 31.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
TO THE SHAREHOLDERS OF
  THE PERKINS DISCOVERY FUND
  THE PERKINS OPPORTUNITY FUND

THE BOARD OF TRUSTEES OF
  PROFESSIONALLY MANAGED PORTFOLIOS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Perkins Discovery Fund and The Perkins Opportunity Fund, each a series of shares of Professionally Managed Portfolios, as of March 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Perkins Discovery Fund and The Perkins Opportunity Fund as of March 31, 2002, the results of their operations, the changes in its net assets and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

                                                            TAIT, WELLER & BAKER
PHILADELPHIA, PENNSYLVANIA
MAY 10, 2002

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

  The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.


                                        Independent Trustees
                                        --------------------

                                            Term of         Principal        # of Funds        Other
                            Position      Office and        Occupation       in complex    Directorships
Name, Age                   Held with      Length of          During          overseen        Held by
and Address                 the Trust     Time Served    Past Five Years     by Trustee       Trustee
-----------                ----------    ------------    ---------------     -----------   -------------

Dorothy A. Berry           Chairman      Indefinite      Talon Industries       18         Not
Born (1943)                and           Term            (venture capital                  Applicable
4455 E. Camelback Rd.,     Trustee                       & business
Suite 261-E                                              consulting);
Phoenix, AZ  85018                                        formerly Chief
                                                         Operating Officer,
                                                         Integrated Assets
                                                         Management
                                                         (investment advisor
                                                         and manager) and
                                                         formerly President,
                                                         Value Line, Inc.,
                                                         (investment advisory
                                                         & financial
                                                         publishing firm).

Wallace L. Cook            Trustee       Indefinite      Retired. Formerly      18         Not
Born (1939)                              Term            Senior Vice                       Applicable
4455 E. Camelback Rd.,                                   President,
Suite 261-E                                              Rockefeller Trust
Phoenix, AZ  85018                                       Co. Financial
                                                         Counselor,
                                                         Rockefeller & Co.


Carl A. Froebel            Trustee       Indefinite      Private Investor.      18         Not
Born (1938)                              Term            Formerly Managing                 Applicable
4455 E. Camelback Rd.,                                   Director, Premier
Suite 261-E                                              Solutions, Ltd.
Phoenix, AZ  85018                                       Formerly President
                                                         and Founder,
                                                         National Investor
                                                         Data Services, Inc.
                                                         (investment related
                                                         computer software).


Rowley W.P. Redington      Trustee       Indefinite      President; Intertech   18         Not
Born (1944)                              Term            (consumer electronics             Applicable
4455 E. Camelback Rd.,                                   and computer service
Suite 261-E                                              and marketing);
Phoenix, AZ  85018                                       formerly Vice
                                                         President, PRS of
                                                         New Jersey, Inc.
                                                         (management
                                                         consulting), and
                                                         Chief Executive
                                                         Officer, Rowley
                                                         Associates (consultants).

                                                  Interested Trustees and Officers
                                                  --------------------------------

                                            Term of         Principal        # of Funds        Other
                            Position      Office and        Occupation       in complex    Directorships
Name, Age                   Held with      Length of          During          overseen        Held by
and Address                 the Trust     Time Served    Past Five Years     by Trustee       Trustee
-----------                ----------    ------------    ---------------     -----------   -------------

Steven J. Paggioli         President     Indefinite      Consultant, U.S.       18         Trustee,
Born (1950)                and           Term            Bancorp Fund                      Managers
915 Broadway               Trustee       Since           Services, LLC                     Funds
New York, NY  10010                      May 1991        since July, 2001;
                                                         formerly Executive
                                                         Vice President,
                                                         Investment Company
                                                         Administration, LLC
                                                         ("ICA") (mutual fund
                                                         administrator and the
                                                         Fund's former
                                                         administrator).

Robert M. Slotky           Treasurer     Indefinite      Vice President,        18         Not
Born (1947)                              Term            U.S. Bancorp                      Applicable
2020 E. Financial Way,                   Since           Fund Services, LLC
Suite 100                                May 1991        since July, 2001;
Glendora, CA  91741                                      formerly, Senior Vice
                                                         President, ICA (May
                                                         1997-July 2001); former
                                                         instructor of accounting
                                                         at California State
                                                         University-Northridge
                                                         (1997).

Chad E. Fickett            Secretary     Indefinite      Compliance             18         Not
Born (1973)                              Term            Administrator,                    Applicable
615 E. Michigan St.                      Since           U.S. Bancorp Fund
Milwaukee, WI  53202                     March 2002      Services, LLC since
                                                         July, 2000.



                                    Advisor
                        PERKINS CAPITAL MANAGEMENT, INC.
                              730 East Lake Street
                            Wayzata, MN  55391-1769
                                 (800) 998-3190
                                 (952) 473-8367

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701

                                    Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441